Cover	Apr. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2025
Entity File Number	1-35526
Entity Registrant Name	NEONODE INC.
Entity Central Index Key	0000087050
Entity Tax Identification Number	94-1517641
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Karlavägen 100,
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	115 26
City Area Code	+46 (0)
Local Phone Number	702958519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NEON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false